Benefit Plans (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014
Benefit Plans
Schedule of stock-based compensation expense related to stock options and the vesting of Restricted Stock Awards ("RSAs") and Restricted Stock Units ("RSUs")

	Three months ended September 30,
	2013	2014
Cost of revenue — recurring	$—	$348
Cost of revenue — non-recurring	—	291
Sales and marketing	—	884
Research and development	—	535
General and administrative	181	1,225
Total stock-based compensation	$181	$3,283

	Year ended June 30,
	2012	2013	2014
Cost of revenue - recurring	$—	$—	$496
Cost of revenue – non-recurring	—	—	424
Sales and marketing	—	—	765
Research and development	—	—	615
General and administrative	203	523	2,629
Total stock-based compensation	$203	$523	$4,929

Summary of the assumptions used for estimating the fair value of stock options granted

	Period ended September 30,
	2013	2014
Valuation assumptions:
Expected dividend yield	0%	0%
Expected volatility	29.5%	43.9%
Expected term (years)	4.0	6.25
Risk-free interest rate	0.5%	1.91%

	Year ended June 30,
	2012	2013	2014
Valuation assumptions:
Expected dividend yield	N/A—no grants	0%	0%
Expected volatility	N/A—no grants	30.7%	29.5% - 44.5%
Expected term (years)	N/A—no grants	4.0	4.0 - 6.0
Risk-free interest rate	N/A—no grants	0.61%	0.52% - 1.94%

Summary of shares available for grant under our equity incentive plans
Number of Shares
Available for grant at July 1, 2014	2,581
RSU’s granted	(379)
Options granted	(322)
Forfeitures	97
Shares removed	(25)
Available for grant at September 30, 2014	1,952

Schedule of stock option activity

	Outstanding Options
	Number of shares	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
Balance at July 1, 2014	4,388	$10.00	8.58	$51,017
Options granted	322	24.80
Options forfeited	(97)	14.29
Options exercised	(13)	4.87
Balance at September 30, 2014	4,600	$10.96	8.40	$41,628
Options exercisable at September 30, 2014	1,430	$3.11	6.79	$23,656
Options vested and expected to vest at September 30, 2014	4,358	$10.63	8.34	$40,770

		Outstanding Options
	Shares Available for Grant	Number of shares	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
Balance at June 30, 2013	812	1,859	$3.25	8.22	$7,028
Additional shares authorized, net	4,406	—
RSU’s granted	(108)	—
Options granted	(2,582)	2,582	15.01	9.58
Options forfeited	53	(53)	17.00	—
Exercised	—	—	—	—
Balance at June 30, 2014	2,581	4,388	$10.00	8.58	$51,017
Options exercisable at June 30, 2014		1,083	$2.29	6.65	$20,947
Options vested and expected to vest at June 30, 2014		3,853	$10.17	8.53	$44,162

Schedule of Restricted stock unit activity

	Units	Weighted average grant date fair value
RSU balance at July 1, 2014	102	$17.00
RSUs granted	379	24.75
RSUs vested	—	—
RSUs cancelled/forfeited	(1)	17.00
RSU balance at September 30, 2014	480	$23.11
RSUs expected to vest at September 30, 2014	440	$22.96

Schedule of estimated grant date fair value of ESPP offering period using weighted average assumptions
	Period ended September 30,
	2013	2014
Valuation assumptions:
Expected dividend yield	N/A	0%
Expected volatility	N/A	41.7%
Expected term (years)	N/A	0.3
Risk-free interest rate	N/A	0.04%